Annual Total Returns- Alger International Focus Fund - ABC (Class A B C Shares) [BarChart] - Class A B C Shares - Alger International Focus Fund - ABC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.51%)	9.31%	23.94%	(3.41%)	0.97%	(5.50%)	26.70%	(20.92%)	27.78%	43.05%